INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
INVESTMENTS AND DERIVATIVES
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2025	2024

At fair value
Other investments	38	30
	38	30

At amortized cost
Security deposits and cash collateral	159	117
Bank deposits	2	2
Deferred consideration from sale of subsidiary *	250	101
Other investments	184	172
	595	392

Total investments and derivatives	633	422
Non-current	144	65
Current	489	357

* Certain prior period comparatives have been represented to conform with the current year presentation.
Security deposits and cash collateral
Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$27 (2024: US$32) and restricted cash of US$118 (2024: US$63) which are mainly held at our banking operations in Pakistan and our operating company in Ukraine.
Deferred consideration from sale of subsidiary
This includes US$250 deferred consideration for the sale of Deodar. (2024: US$101 which is related to deferred consideration for the sale of the Company’s stake in TNS+).
Other Investments
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in Pakistan US$4 (2024: US$4) and Bangladesh US$34 (2024: US$26). As a result of revaluations, a US$8 gain was recorded during the year.
Other investments at amortized cost include, a loan granted by VIP Kazakhstan Holding AG to minority shareholder Crowell Investments Limited of US$27 (2024: US$69), investment in Pakistan sovereign bonds of US$33 (2023: US$27), short-term repo lending at our banking operations in Pakistan of US$94 (2024: US$42) and US$ denominated local sovereign bonds held by our operating company in Ukraine with tenors of 3 to 6 months of nil (2024: US$30).
DEBT AND DERIVATIVES
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2025	2024

At fair value
Warrants	27	—
	27	—

At amortized cost
Borrowing, of which	3,143	3,348
i) Principal amount outstanding	3,049	3,265
ii) Other Borrowings	94	83
Interest accrued	63	57
Discounts, unamortized fees	(19)	(12)
Bank loans and bonds	3,187	3,393

Lease liabilities	1,760	1,030
Other financial liabilities	171	271
	5,118	4,694

Total debt and derivatives	5,145	4,694
Non-current	4,043	3,028
Current	1,102	1,666
Other borrowings include long-term capex accounts payable of US$94 (2024: US$83).
Warrants
As disclosed in Note 5, each of the 7,666,629 issued and outstanding Cohen Circle warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group warrants. The warrants became exercisable 30 days after the completion of the Business Combination. The warrants will expire five years after the completion of a Business Combination or earlier upon redemption by Kyivstar Group or liquidation of Kyivstar Group.
The warrants may be redeemed when the price per common share equals or exceeds US$18.00. Once the warrants become exercisable, the Company may redeem the warrants:
•in whole and not in part;
•at a price of US$0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Company’s common shares equals or exceeds US$18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading-day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.
If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Each warrant entitles the holder to purchase one common share at an exercise price of US$11.50 per share. The warrants are exercisable from September 14, 2025, and will expire on August 14, 2030. During the year, 101 warrants were exercised leaving 7,666,528 warrants outstanding on December 31, 2025.
Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing bank loans, bonds and long-term payables classified as borrowings at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2025	2024

VEON MidCo B.V.	Syndicated Loan Facility	None	USD	3M Term SOFR + 4.25%	2027	210	—
VEON MidCo B.V.	Notes	None	USD	3.38%	2027	1,011	1,014
VEON MidCo B.V.	Notes	None	USD	9.00%	2029	200	—
VEON MidCo B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	3.38%	2027	69	69
VEON Holdings B.V.	Notes	None	USD	4.00%	2025	—	472
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	—	77
VEON Holdings B.V.*	Legacy notes, no payments due, subject to potential conversion	None	USD	—%	2026	23	24
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	RUB	—%	2026	15	12
PMCL	Notes	None	PKR	3M KIBOR—0.10%	Apr 2025	—	54
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2026	43	87
PMCL	Loan	None	PKR	3M & 6M KIBOR + 0.55%	2028	44.6	47
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	171	180
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2032	142.8	143
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2034	267.65	232
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2034	54	54
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2035	150	—
PMCL	Loan	None	PKR	3M KIBOR—3%	2025	—	108
PMCL	Loan	None	PKR	6M KIBOR—3%	2025	—	194
PMCL	Other	None	PKR			—	25
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	31	53
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	41	56
Banglalink	Other	None				164	105
KaR-Tel	Loan	None	KZT	18.50%— 20.50%	2030	58	26
KaR-Tel	Loan	None	KZT	15.5%—16.50%	2029	38	40
KaR-Tel	Loan	None	KZT	20.5%	2030	30	—
KaR-Tel	Other	None				93	61
Unitel LLC	Loan	None	UZS	20% to 22%	2027	29	29
Unitel LLC	Loan	None	UZS	25.80%	2026	—	15
Unitel LLC	Loan	None	UZS	24.00%	2030	28	—
Unitel LLC	Loan	None	UZS	22% to 23%	2030	30	—
Unitel LLC	Other					87	77

	Other bank loans and borrowings					113	94

	Total bank loans and bonds					3,143	3,348

*An indemnity agreement between Kyivstar Holdings and VEON Amsterdam B.V. is in place which is to see Kyivstar Holdings made whole for any external payments to eligible legacy noteholders.
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2024	3,785	977	4,762

Cash flows
Proceeds from borrowings, net of fees paid	955	—	955
Repayment of debt	(1,333)	—	(1,333)
Payments of lease liabilities	—	(150)	(150)
Interest paid	(314)	(117)	(431)

Non-cash movements
Interest and fee accruals	346	119	465
Lease additions, disposals, impairment and modifications	—	295	295
Held for sale - Note 12	(3)	—	(3)
Foreign currency translation	(32)	(68)	(100)
Reclassification related to bank loans and bonds	4	—	4
Other non-cash/ other non financing movements	(15)	(26)	(41)

Balance as of December 31, 2024	3,393	1,030	4,423

Cash flows
Proceeds from borrowings, net of fees paid	971	—	971
Repayment of debt	(1,296)	—	(1,296)
Payments of lease liabilities	—	(250)	(250)
Interest paid	(273)	(126)	(399)

Non-cash and other non financing movements
Interest and fee accruals	349	130	479
Lease additions, disposals, impairment and modifications	—	984	984
Held for sale - Note 12	3	—	3
Foreign currency translation	46	6	52
Reclassification related to bank loans and bonds	64	—	64
Other non-cash/ other non financing movements	(70)	(14)	(84)

Balance as of December 31, 2025	3,187	1,760	4,947
FINANCING ACTIVITIES 2025
KaR-Tel Limited Liability Partnership credit facilities
On January 29, 2025, KaR-Tel Limited Liability Partnership (“KaR-Tel”) signed a new bilateral credit facility agreement with Forte Bank JSC of KZT22.5 billion (US$43) with a maturity of 5 years. The interest rate on this facility is National Bank of Kazakhstan base rate plus 4%, with the interest being fixed until maturity for each tranche drawn under the facility. Kar-Tel utilized KZT12 billion (US$24) from this facility during February and March 2025.
Unanimous Support from Noteholders Voting in Consent Solicitation
On January 30, 2025, VEON announced, the successful completion of a bond consent solicitation process undertaken by VEON Holdings. Pursuant to this consent solicitation process, VEON secured approval from holders of its 2027 bonds (ISIN: Reg S: XS2824764521/ Rule 144A: XS2824766146) to substitute VEON Holdings with VEON Midco B.V. ("VEON MidCo") as the Issuer and to make certain other amendments to the terms and conditions of the Issuer’s Senior Unsecured Notes due November 25, 2027. At the January 30, 2025 meeting, 95.83% of the bonds were represented, and the proposal received unanimous support. VEON MidCo substituted VEON Holdings as the Issuer on April 8, 2025, upon completion of the demerger.
Successful Syndication of US$210 Term Loan
On March 27, 2025, VEON announced the successful syndication of a 24-month, US$ 210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including Industrial and Commercial Bank of China Standard Bank and leading GCC banks. The facility will bear interest at Term Secured Overnight Funding Rate (“SOFR”) plus 425 bps. Following the legal demerger of VEON Holding, VEON Midco is the substituted borrower. The facility was fully drawn in early April 2025.
Pakistan Mobile Communication Limited bilateral credit facilities
In April 2025, Pakistan Mobile Communication Limited (“PMCL”) signed and utilized PKR 5 billion (US$18) each from bilateral facilities from Bank Alfalah Limited and Habib Bank Limited, totaling PKR 10 billion (US$36). Each facility has a maturity of ten years.
In May 2025, PMCL signed and utilized PKR 32 billion (US$113) from three bilateral facilities from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited. Each facility has a maturity of ten years.
Issuance of PKR Sukuk bond by PMCL
In April 2025, PMCL issued a short-term PKR sukuk bond of PKR 15 billion (US$53) having a maturity of six months.
Repayment of VEON Holdings Senior Notes
On April 9, 2025, VEON Holdings repaid its outstanding 4.00% Senior Notes amounting to US$472 at their maturity date. Furthermore, on June 18, 2025, VEON Holdings also repaid its outstanding 6.30% (RUB) Senior Notes amounting to RUB7.84 billion (US$100) at their maturity date.
VEON raises US$200 in Private Bond Placement
On July 2, 2025, VEON announced that it completed the pricing of a private placement of US$200 of senior unsecured notes due 2029 with institutional investors. The bond proceeds were received on July 15, 2025.
The notes, issued by VEON MidCo priced at par and have an annual interest rate of 9%. The instrument’s credit rating from S&P and Fitch is BB-. The notes are guaranteed by VEON Amsterdam and rank pari passu with VEON HQ’s outstanding debt.
Uzbekistan bilateral credit facility
On July 4, 2025, Unitel secured a bilateral credit facility of UZS 500 million (US$40) with a tenor of 5 years. Unitel utilized UZS 305 billion (US$25) from this facility through drawdowns in July and August 2025.
KaR-Tel Limited Liability Partnership credit facilities
On October 24, 2025, KaR-Tel Limited Liability Partnership (“KaR-Tel”) signed two bilateral credit facility agreements with Bank RBK JSC of KZT40 billion (US$ 74) and KZT11 billion (US$ 21) respectively, with a maturity of five years. The interest rate for both facilities is based on National Bank of Kazakhstan base rate, with the interest being fixed until maturity for each tranche drawn under the facilities. Kar-Tel utilized KZT15 billion (US$29) during October & November 2025.
Uzbekistan bilateral credit facility
On December 30, 2025, Unitel secured a bilateral credit facility of UZS 360 billion (US$32) with a tenor of five-years with JSCB “TBC” bank which is fully utilized during December 2025.
FINANCING ACTIVITIES 2024
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized the remaining BDT 3 billion (US$27) under its existing syndicated credit facility of BDT 8 billion (US$73) during January 2024 and February 2024.
VEON Holdings B.V. Revolving Credit Facility ("RCF")
During February 2024, the Company repaid US$250 of RCF commitments due to mature in March 2024. In March 2024, the Company repaid the remaining amount US$805, originally due in March 2025 and cancelled the RCF.
Issuance of PKR Sukuk bond by Pakistan Mobile Communication Limited ("PMCL")
In April 2024, PMCL issued a short term PKR sukuk bond of PKR 15 billion (US$52) and issued second short-term PKR sukuk bond of PKR 15 billion (US$54) in October 2024 having a maturity of six months for both the bonds. The proceeds of second issuance were used to refinance the first issuance. The coupon rate was three months Karachi Interbank Offered Rate (KIBOR) plus 25 bps and three months KIBOR minus 10 bps per annum respectively.
Pakistan Mobile Communication Limited ("PMCL") syndicated credit facility
In May 2024, PMCL secured a syndicated credit facility of up to PKR 75 billion (US$270) including green shoe option of PKR 15 billion (US$54)with a tenor of 10 years. PMCL utilized PKR 65 billion (US$ 232) from this facility through drawdowns in May, June and July 2024.
PMCL bilateral credit facilities
In May 2024, PMCL utilized PKR 15 billion (US$54) from three bilateral ten years credit facilities of PKR 5 billion (US$18) each from different banks.
VEON Holdings B.V. consent solicitations to noteholders
In April 2024, VEON Holdings B.V. (“VEON Holdings”) launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of VEON Holdings for the years ended December 31, 2023 and December 31, 2024 on a reasonable best efforts basis to December 31, 2024 and December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding and were not exchanged.
Consent was achieved on the April 2025, June 2025 and November 2027 notes and VEON Holdings subsequently issued new notes with identical maturities to the April 2025, June 2025 and November 2027 notes (any such new notes, the "New Notes") to the noteholders who participated in the consent process and tendered the original notes (“Old Notes”) which were exchanged for the New Notes and subsequently (economically) canceled. For the September 2025 and September 2026 notes, VEON Holdings was unable to achieve consent and executed an early redemption and fully repaid notes on June 18, 2024. The aggregate cash outflow including premium was RUB 5 billion (US$53).
VEON Holdings has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025, June 2025 and November 2027 further opportunities to exchange their Old Notes into corresponding New Notes maturing in April 2025, June 2025 and November 2027, respectively.
As of December 31, 2024, US$1,563 of New Notes due April 2025, June 2025 and November 2027 were outstanding and there were US$105 of remaining Old Notes subject to potential conversion to New Notes.
VEON Holdings is not required to make any further principal or coupon payments under the Old Notes.
On November 21, 2024, the Company delivered the audited consolidated financial statements for the year ended December 31, 2023, of its subsidiary, VEON Holdings, to the holders of the outstanding notes of VEON Holdings, ahead of the extended (best efforts) deadline of December 31, 2024 granted by noteholders in the consent solicitation process.
Sale of Russian operations deferred consideration settlement
On October 9, 2023, VEON announced the completion of its exit from Russia and closing of the sale of its Russian operations. Upon completion of the sale, control of VimpelCom was transferred to the buyer. Additionally, the agreed amount of the bonds of VEON Holdings acquired by PJSC VimpelCom, representing an aggregate total nominal value of US$1,576 were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB130 billion (approximately US$1,294 on October 9, 2023).
The remaining US$72 equivalent bonds were transferred to Unitel LLC, a wholly owned subsidiary of VEON Holdings B.V., upon receipt of the OFAC license in June 2024, to offset the remaining deferred purchase price for PJSC VimpelCom in July 2024. VEON had a US$11 receivable related to the sale of towers in Russia recognized in prior periods that was also assigned to the Company as part of the sale transaction that was settled in October 2024.
KaR-Tel Limited Liability Partnership credit facilities
On September 25, 2024 KaR-Tel Limited Liability Partnership ("KaR-Tel") signed a new bilateral credit facility with JSC Nurbank of KZT 21 billion (US$42) with a maturity of 5 years. The interest rate on this facility is National Bank of Kazakhstan base rate plus 1.25%, with the interest being fixed until maturity for each tranche drawn under the facility. Kar-Tel fully utilized the facility.
Unitel LLC credit facility
On September 6, 2024 Unitel LLC signed a new credit facility agreement with Hamkor Bank for UZS 200 billion (US$15) with a maturity of 2 years and an interest rate of 25.80% per annum. Unitel LLC fully utilized the facility.
On October 7, 2024 Unitel LLC signed a new credit facility agreement with JSC for UZS 191 billion (US$14) with a maturity of 2 years and an interest rate of 22% per annum. During November 2024, Unitel LLC utilized the full amount from this facility.
Banglalink Digital Communications Ltd. ("BDCL") short term credit facilities
During 2024, Banglalink utilized BDT 15 billion (US$129) under various short-term facilities from different local banks.
Pakistan Mobile Communication Limited ("PMCL") short term credit facilities
During November 2024, PMCL signed new short-term facilities of PKR 84 billion (US$302) with different local banks and utilized the facilities in full during December 2024. The tenure of these facilities ranges from three to six months. The interest rate is three or six months Karachi Interbank Offered Rate (KIBOR) minus 300 bps per annum.
FINANCING ACTIVITIES 2023
VEON’s Scheme of arrangement
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes (the 5.95% notes due February 2023 and 7.25% notes due April 2023), the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings’ 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes would be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions had been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders were entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right was granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the 2023 Put Option. The aggregate put option premium paid was US$9. The 2023 Put Option was settled on April 26, 2023. The remaining October 2023 notes were repaid at maturity including an amendment fee of US$1. The notes maturing in December 2023 were called earlier and repaid on September 27, 2023, including an amendment fee of US$1.
Purchase of VEON Group Debt
During the year ended December 31, 2023, VimpelCom independently purchased US$2,140 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. Upon such purchase by VimpelCom, these Notes were reclassified to intercompany debt with an equivalent reduction in gross debt for VEON Group. Out of these Notes, US$1,576 equivalent Notes were offset against the purchase price and any notes outstanding at closing were transferred to a wholly owned subsidiary of VEON Holdings B.V. and US$406 equivalent Notes were settled at maturity, while US$72 equivalent of VEON Holding B.V. Notes were held by VimpelCom as deferred consideration pending the receipt of an amended OFAC license. Upon receipt of the license, these remaining US$72 equivalent Notes were transferred to the wholly owned subsidiary of VEON Holdings B.V. to offset the remaining deferred purchase price for VimpelCom. This was completed early July 2024. As of December 31, 2023, US$1,005 of the notes transferred to Unitel LLC (wholly owned subsidiary) remained outstanding.
VEON US$1,250 multi-currency revolving credit facility agreement
On April 20, 2023, and May 30, 2023, the outstanding amounts under our RCF facility were rolled over until October 2023 for US$692 and November 2023 for US$363. These outstanding amounts were further rolled over until January 2024 for US$692 and February 2024 for US$363. We subsequently repaid and canceled our RCF facility in March 2024.
Ukraine prepayment
In 2023, Kyivstar fully prepaid all of its remaining external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).
Pakistan Mobile Communications Limited ("PMCL") syndicated credit facility
PMCL fully utilized the remaining PKR 10 billion (US$41) under its existing PKR 40 billion (US$164) facility through drawdowns in January and April 2023.
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized BDT 5 billion (US$45) out of new syndicated credit facility of BDT 8 billion (US$73) during November 2023. The tenor of the facility is five years.
KaR-Tel Limited Liability Partnership credit facility
KaR-Tel Limited Liability Partnership ("KaR-Tel") utilized KZT 9.8 billion (US$22) from the bilateral credit facility with ForteBank JSC during the period of September to December 2023. Through a deed of amendment signed in February 2024, the maturity of the facility was extended to November 2026 and facility amount enhanced to KZT 15 billion from KZT 10 billion.
Repayment of VEON Holdings 5.95% Senior Notes
On October 13, 2023 VEON Holdings repaid its outstanding 5.95% Senior Notes amounting to US$39 at their maturity date.
Early redemption of VEON Holdings 2023 and 2024 Notes
On September 13, 2023, VEON issued two redemption notices for the early repayment of VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024. On September 27, 2023 VEON redeemed US$243 senior notes held by external noteholders and on October 04, 2023 redeemed US$406 senior notes held by VimpelCom.
FAIR VALUES
As of December 31, 2025, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in these consolidated financial statements, with the exception of bank loans and bonds and lease liabilities:
•'Bank loans and bonds, including interest accrued', for which the fair value is equal to US$3,091 (2024: US$3,157); and
•'Lease liabilities', for which fair value has not been determined.
Fair values are determined in accordance with IFRS 13, Fair Value Measurement. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
Level 1 fair value measurements are based on quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 fair value measurements are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 fair value measurements are based on valuation techniques that incorporate significant unobservable inputs.
The following table presents the Company's financial assets and liabilities that are measured at fair value by the level in the fair value hierarchy as of:

	Total	Level 1	Level 2	Level 3
As of December 31, 2025
Financial assets measured at fair value through other comprehensive income
Other investments	38	—	—	38
	38	—	—	38

Financial liabilities measured at fair value through profit and loss
Warrants	27	27	—	—
	27	27	—	—

As of December 31, 2024
Financial assets measured at fair value through other comprehensive income
Other investments	30	—	—	30
	30	—	—	30
The fair value of the Company’s Level 1 liabilities is determined using quoted prices in active markets at the reporting date. As the warrants are actively traded, no valuation adjustments are required. Changes in the fair value of the warrants are recognized in the statements of operations within other non-operating (loss)/gain, net.
The Company’s Level 3 fair value measurements relate to minority equity interests in private companies. The investments are classified as equity instruments measured at fair value through other comprehensive income. Fair values are determined using valuation techniques incorporating significant unobservable inputs and management judgment:
•SILQ Group (previously ShopUp Pte. Ltd.)—6.83% equity interest: Fair value is primarily calibrated to the most recent Series C funding transaction, and also supported by qualitative factors including revenue and EBITDA trends, macroeconomic conditions (risk-free rate and country risk premium), foreign exchange movements and publicly available information.
•Dastgyr Technologies Pte. Ltd.—14.96% equity interest: In the absence of recent funding transactions or observable market inputs, fair value is assessed using a qualitative approach considering revenue trends, macroeconomic conditions (risk-free rate and country risk premium), foreign exchange movements, management’s assessment of business performance, and publicly available information.
A sensitivity analysis for a 10% change in the principal benchmark inputs would not result in a material change in the fair value of the Company’s Level 3 investments as at the reporting date.
Level 3 reconciliation
The below table sets out the reconciliation of each instrument measured at Level 3:

Other investments
As of January 1, 2024	41
Fair value re-measurement of financial instruments recognized in OCI	(11)
As of December 31, 2024	30
Fair value re-measurement of financial instruments recognized in OCI	8
As of December 31, 2025	38
The valuation methodology applied during the year was consistent but as there was a recent funding round for SILQ Group (ShopUp) so that was primarily used and was backed up by qualitative assessment. For Dastgyr, the valuation technique applied during the year was consistent with that used in prior periods. There were no changes in valuation techniques during the year, and management considers that the techniques applied result in measurements that are equally or more representative of fair value in accordance with IFRS 13. On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the years ended December 31, 2025 and 2024, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2024	(5,990)
Transfer from OCI to income statement on disposal of subsidiary	(36)
Other comprehensive loss	(147)
As of December 31, 2024	(6,173)
Transfer from OCI to income statement on disposal of subsidiary	(355)
Other comprehensive income	4
Listing of subsidiary via de-SPAC transaction	215
As of December 31, 2025	(6,309)
ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY
Put options over non-controlling interest
Put options over non-controlling interests of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures when necessary and available. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur. There have been no derivatives in hedge accounting relationships during 2025.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
Fair value of financial instruments
All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 18.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.